Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Revenues
Merchant acquiring, net	$ 18,211	$ 16,810	$ 53,835	$ 51,499	$ 69,591		$ 61,997
Payment processing	24,731	23,284	73,128	69,986	94,801		85,691
Business solutions	44,472	43,745	136,965	129,214	177,292		173,434
Total revenues	87,414	83,839	263,928	250,699	341,684	[1]	321,122	[1]
Operating costs and expenses
Cost of revenues, exclusive of depreciation and amortization shown below	39,114	40,897	121,873	118,469	158,860		155,377
Selling, general and administrative expenses	8,779	7,295	29,780	24,759	31,686		33,339
Depreciation and amortization	17,657	17,765	53,074	53,517	71,492		69,891
Total operating costs and expenses	65,550	65,957	204,727	196,745	262,038		258,607
Income from operations	21,864	17,882	59,201	53,954	79,646		62,515
Non-operating (expenses) income
Interest income	54	38	147	237	320		797
Interest expense	(6,403)	(14,784)	(31,414)	(39,214)	(54,331)		(50,957)
Earnings (losses) of equity method investment	198	(472)	823	103	564		833
Other expenses:
Voluntary Retirement Program ("VRP") expense							(14,529)
Loss on extinguishment of debt			(58,464)
Termination of consulting agreements			(16,718)
Other income (expenses)	448	855	(1,838)	(9,802)	(8,491)		(3,672)
Total other expenses	448	855	(77,020)	(9,802)	(8,491)		(18,201)
Total non-operating (expenses) income	(5,703)	(14,363)	(107,464)	(48,676)	(61,938)		(67,528)
Income (loss) before income taxes	16,161	3,519	(48,263)	5,278	17,708		(5,013)
Income tax (benefit) expense	1,358	1,243	(3,603)	1,501	(59,658)		(29,227)
Net income (loss)	14,803	2,276	(44,660)	3,777	77,366		24,214
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(210)	215	1,750	2,551	476		(1,176)
Total comprehensive income (loss)	$ 14,593	$ 2,491	$ (42,910)	$ 6,328	$ 77,842		$ 23,038
Net income (loss) per common share - basic	$ 0.18	$ 0.03	$ (0.57)	$ 0.05	$ 1.06		$ 0.33
Net income (loss) per common share - diluted	$ 0.18	$ 0.03	$ (0.57)	$ 0.05	$ 1.01		$ 0.33
Pro forma net income per common share - basic (unaudited)					$ 0.98	[2]
Pro forma net income per common share - diluted (unaudited)					$ 0.94	[2]

[1]	Revenues are based on subsidiaries' country of domicile.
[2]	Pro forma net income per common share basic and diluted includes 6,250,000 as incremental shares being offered in the initial public offering. These amounts are unaudited.